Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 632,433,573	$ 43,081,425	$ 479,558,807	$ 1,460,187	$ 2,311,305	$ 18,857,523	$ 1,177,702,820